Summary of Significant Accounting Policies (Schedule of Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Building [Member]
Property and equipment
Estimated Useful Lives	10 years
Minimum [Member] | Leasehold Improvements [Member]
Property and equipment
Estimated Useful Lives	10 years
Minimum [Member] | Machinery and Equipment [Member]
Property and equipment
Estimated Useful Lives	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property and equipment
Estimated Useful Lives	3 years
Maximum [Member] | Building [Member]
Property and equipment
Estimated Useful Lives	20 years
Maximum [Member] | Leasehold Improvements [Member]
Property and equipment
Estimated Useful Lives	20 years
Maximum [Member] | Machinery and Equipment [Member]
Property and equipment
Estimated Useful Lives	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property and equipment
Estimated Useful Lives	7 years